 As filed with the Securities and Exchange Commission on December 1, 2000

                                            Registration Nos. 33-61997, 811-7343
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]

                         Pre-Effective Amendment No.                         [_]

                                                                             [X]
                      Post-Effective Amendment No. 15

                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      [_]

                                                                             [X]
                             Amendment No. 16

                        (Check appropriate box or boxes)

                                 ------------

                   THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

                           GATEWAY CENTER THREE (GC3)
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, Including Area Code: (973) 367-7525

                        Marguerite E. H. Morrison, Esq.
                           Gateway Center Three (GC3)
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

                         [_] Immediately upon filing pursuant to paragraph (b)

                         [X] on December 8, 2000 pursuant to paragraph (b)

                         [_] 60 days after filing pursuant to paragraph (a)(1)

                         [_] on (date) pursuant to paragraph (a)(1)
                         [_] 75 days after filing pursuant to paragraph (a)(2)
                         [_] on (date) pursuant to paragraph (a)(2) of rule
                             485.

                           If appropriate, check the following box:

                         [X] this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.

 Title of Securities Being Registered . . . . Shares of common stock, par value
                                $.001 per share.

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


     The Explanatory Note and Parts A, B and C of Form N-1A are hereby incorporated by reference to the Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A (File No. 33-61997) filed on September 29, 2000.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 1st day of December, 2000.

                          THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                          /s/ David R. Odenath, Jr.
                          -----------------------------------

                          (David R. Odenath, Jr., President)

  Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                                   Date
---------                          -----                                   ----
/s/ Grace C. Torres                Treasurer and Principal Financial  December 1, 2000
---------------------------------   and Accounting Officer
  Grace C. Torres
/s/ Saul K. Fenster                Director                           December 1, 2000
---------------------------------
  Saul K. Fenster
/s/ Delayne Dedrick Gold           Director                           December 1, 2000
---------------------------------
  Delayne Dedrick Gold
/s/ Robert F. Gunia                Director                           December 1, 2000
---------------------------------
  Robert F. Gunia
/s/ Douglas H. McCorkindale        Director                           December 1, 2000
---------------------------------
  Douglas H. McCorkindale
/s/ W. Scott McDonald, Jr.         Director                           December 1, 2000
---------------------------------
  W. Scott McDonald, Jr.
/s/ Thomas T. Mooney               Director                           December 1, 2000
---------------------------------
  Thomas T. Mooney
/s/ Stephen P. Munn                Director                           December 1, 2000
---------------------------------
  Stephen P. Munn
/s/ David R. Odenath, Jr.          President and Director             December 1, 2000
---------------------------------
  David R. Odenath, Jr.
/s/ Richard A. Redeker             Director                           December 1, 2000
---------------------------------
  Richard A. Redeker
/s/ Judy A. Rice                   Director                           December 1, 2000
---------------------------------
  Judy A. Rice
/s/ Robin B. Smith                 Director                           December 1, 2000
---------------------------------
  Robin B. Smith
/s/ Louis A. Weil, III             Director                           December 1, 2000
---------------------------------
  Louis A. Weil, III
/s/ Clay T. Whitehead              Director                           December 1, 2000
---------------------------------
  Clay T. Whitehead

                                 EXHIBIT INDEX

 Exhibit Number                           Description
 --------------                           -----------
 (a)(1)         Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to
                the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on February 14, 1996.
 (a)(2)         Articles Supplementary, incorporated by reference to Exhibit
                1(b) to Post-Effective Amendment No. 4 to the Registration
                Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
                December 6, 1996.
 (a)(3)         Amendment of Articles of Incorporation, incorporated by
                reference to Exhibit 1(c) to Post-Effective Amendment No. 4 to
                the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on December 6, 1996.
 (a)(4)         Articles Supplementary, incorporated by reference to Exhibit
                1(d) to the Registration Statement on Form N-14 (File No. 333-
                38087) filed via EDGAR on October 17, 1997.
 (a)(5)         Articles of Amendment, incorporated by reference to Exhibit
                1(e) to Post-Effective Amendment No. 8 to the Registration
                Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
                June 11, 1998.
 (a)(6)         Articles Supplementary, incorporated by reference to Exhibit
                1(f) to Post-Effective Amendment No. 9 to the Registration
                Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
                November 27, 1998.
 (a)(7)         Articles of Amendment, incorporated by reference to Exhibit
                (1)(g) to the Registration Statement on Form N-14 (File No.
                333-41790) filed via EDGAR on July 20, 2000.
 (a)(8)         Articles of Amendment.*
 (b)            Amended and Restated By-Laws, incorporated by reference to
                Exhibit 2 to the Registration Statement on Form N-14 (File No.
                333-41790) filed via EDGAR on July 20, 2000.
 (c)            Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to the Registration Statement on Form N-
                1A (File No. 33-61997) filed via EDGAR on August 22, 1995.
 (d)(1)         Amended and Restated Management Agreement between the
                Registrant and Prudential Investments Fund Management, LLC,
                incorporated by reference to Exhibit 6(a) to the Registration
                Statement on Form N-14 (File No. 333-41790) filed via EDGAR on
                July 20, 2000.
 (d)(2)         Subadvisory Agreement between Prudential Mutual Fund
                Management, Inc. and Jennison Associates Capital Corp., with respect to Prudential Jennison Growth Fund and Prudential
                Jennison Growth & Income Fund, incorporated by reference to
                Exhibit 5(b) to Post-Effective Amendment No. 1 to the
                Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.
 (d)(3)         Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund Management LLC with respect to
                Prudential Active Balanced Fund.*
 (d)(4)         Subadvisory Agreement between the Registrant and The Prudential
                Investment Corporation with respect to Prudential Active
                Balanced Fund, incorporated by reference to Exhibit 5(d) to
                Post-Effective Amendment No. 8 to the Registration Statement on
                Form N-1A (File No. 33-61997) filed via EDGAR on November 27,
                1998.
 (d)(5)         Amendment to Subadvisory Agreement between Prudential
                Investments Fund Management LLC and The Prudential Investment
                Corporation with respect to Prudential Active Balanced Fund, incorporated by reference to Exhibit 6(e) to the Registration
                Statement on Form N-14 (File No. 333-41790) filed via EDGAR on
                July 20, 2000.
 (d)(6)         Amended and Restated Management Agreement between the
                Registrant and Prudential Investments Fund Management LLC with respect to Prudential Jennison Growth & Income Fund,
                incorporated by reference to Exhibit 6(f) to the Registration
                Statement on Form N-14 (File No. 333-41790) filed via EDGAR on
                July 20, 2000.
 (e)(1)         Amended and Restated Distribution Agreement between the
                Registrant and Prudential Investment Management Services LLC.*
 (e)(2)         Form of Selected Dealer Agreement, incorporated by reference to
                Exhibit 6(d) to Post-Effective Amendment No. 8 to the
                Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

 Exhibit Number                           Description
 --------------                           -----------
 (g)(1)         Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 9 to the Registration Statement on Form N-14 (File No. 333-6755)
                filed via EDGAR on June 25, 1996.
 (g)(2)         Amendment to Custodian Contract, incorporated by reference to
                Exhibit (g)(2) to Post-Effective Amendment No. 10 to the
                Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.
 (g)(3)         Amendment to Custodian Contract.*
 (h)(1)         Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 13(a) to the Registration Statement on
                Form N-14 (File No. 333-6755) filed via EDGAR on June 25, 1996.
 (h)(2)         Amendment to Transfer Agency Agreement, incorporated by
                reference to Exhibit (h)(2) to Post-Effective Amendment No. 10
                to the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on September 29, 1999.
 (i)(1)         Opinion and Consent of Counsel, incorporated by reference to
                Exhibit (i) to Post-Effective Amendment No. 10 to the
                Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.
 (i)(2)         Consent of Counsel.*
 (j)            Consent of Independent Accountants.*
 (l)            Purchase Agreement, incorporated by reference to Exhibit 13 to
                Post-Effective Amendment No. 1 to the Registration Statement on
                Form N-1A (File No. 33-61997) filed via EDGAR on February 14,
                1996.
 (m)(1)         Amended and Restated Distribution and Service Plan for Class A
                Shares, incorporated by reference to Exhibit 15(a) to Post-
                Effective Amendment No. 8 to the Registration Statement on Form
                N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.
 (m)(2)         Amended and Restated Distribution and Service Plan for Class B
                Shares, incorporated by reference to Exhibit 15(b) to Post-
                Effective Amendment No. 8 to the Registration Statement on Form
                N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.
 (m)(3)         Amended and Restated Distribution and Service Plan for Class C
                Shares, incorporated by reference to Exhibit 15(c) to Post-
                Effective Amendment No. 8 to the Registration Statement on Form
                N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.
 (n)            Amended and Restated Rule 18f-3 Plan.*
 (p)(1)         Amended Code of Ethics of the Registrant.*
 (p)(2)         Amended Code of Ethics of The Prudential Investment
                Corporation, Prudential Investments Fund Management LLC and
                Prudential Investment Management Services LLC.*
 (p)(3)         Code of Ethics of Jennison Associates LLC, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 13
                to the Registration Statement on Form N-1A (File No. 33-61997)
                filed via EDGAR on September 29, 2000.


----------

  *To be filed by amendment.